Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	May 21, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
VIRTUS SECTOR TREND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Sector Trend Fund
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Sector Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated May 21, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

Important Notice to Investors

Virtus Sector Trend Fund

The disclosure in this supplement supersedes the related disclosure for this fund in the Supplement dated May 18, 2015. This supplement contains corrected information in the Annual Fund Operating Expenses table and in the Example table.

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund does not expect to incur acquired fund fees and expenses at a level that would require separate disclosure. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

All other disclosure concerning the fund, including fees and expenses, remains unchanged from its prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading
The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the elimination of acquired fund fees and expenses as described above.

VIRTUS SECTOR TREND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWBAX
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	869
5 Years	rr_ExpenseExampleYear05	1,086
10 Years	rr_ExpenseExampleYear10	1,707
1 Year	rr_ExpenseExampleNoRedemptionYear01	669
3 Years	rr_ExpenseExampleNoRedemptionYear03	869
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,086
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,707
VIRTUS SECTOR TREND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWBCX
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	276
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,041
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	939
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
VIRTUS SECTOR TREND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VARIX
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	906